Note 17 - Trade and Other Receivables - Analysis of Trade Receivable (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Trade and other receivables	$ 5,335	$ 5,250
Less: credit note provision	(2)	(2)
Total	$ 5,333	$ 5,248